Debt	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Debt
NOTE 10.	DEBT

Credit Facility Debt

The following table provides details of the Company's outstanding credit facility debt:

	Maturity	Weighted Average Interest Rate at December 31,	Carrying Value at December 31,
	Date	2010	2010	2009
Restricted Group:
Revolving loan facility(a)	February 24, 2012	1.01%	$77,990	$-
Extended revolving loan facility	March 31, 2015	2.51%	617,010	50,000
Term A-1 loan facility	February 24, 2012	1.01%	69,016	650,000
Term A-3 extended loan facility	March 31, 2015	2.51%	449,259	-
Term B loan facility	March 29, 2013	2.01%	324,254	2,210,994
Term B-2 extended loan facility	March 29, 2016	3.51%	1,145,728	1,157,756
Term B-3 extended loan facility	March 29, 2016	3.26%	1,665,855	-
Restricted Group credit facility debt			4,349,112	4,068,750

Bresnan Cable:
Term loan facility	December 14, 2017	4.50%	757,398	-
Revolving loan facility(b)	December 14, 2015	-	-	-
Bresnan Cable credit facility debt			757,398	-

Newsday:
Fixed term rate loan facility	August 1, 2013	10.50%	525,000	525,000
Floating term rate loan facility	August 1, 2013	6.54%	125,000	125,000
Newsday credit facility debt			650,000	650,000

Total credit facility debt			$5,756,510	$4,718,750
______________
(a)
At December 31, 2010, $58,372 of the revolving loan facility was restricted for certain letters of credit issued on behalf of CSC Holdings and $659,081 of the revolving loan facilities was undrawn and available to be drawn to meet the net funding and investment requirements of the Restricted Group.

(b)
At December 31, 2010, $350 of the revolving credit facility was restricted for certain letters of credit issued on behalf of Bresnan Cable and $74,650 of the revolver was undrawn and available to be drawn to meet the net funding and investment requirements of Bresnan Cable.

See Note 11 for details relating to interest rate swap contracts outstanding at December 31, 2010.

Restricted Group Credit Facility

On April 13, 2010, CSC Holdings and certain of its subsidiaries (the "Restricted Subsidiaries") entered into an amended credit agreement (the "Credit Agreement"), providing for (i) an amendment and restatement of the credit agreement, dated as of February 24, 2006, as first amended and restated in its entirety as of May 27, 2009 and further amended and restated in its entirety as of April 13, 2010, and (ii) an amendment to the Incremental Term Supplement, dated as of March 29, 2006 and amended as of May 27, 2009.

Among other things, the Credit Agreement provides for the specific mechanics of extending, from time to time, the revolving credit commitments, term A loans, incremental term loans and any additional facility commitments or additional facility loans, as applicable, with the terms of such extended facility to be documented at the time of such extension in an extended facility agreement.  Under the terms of the Credit Agreement, CSC Holdings entered into three extended facilities as of April 13, 2010, as follows:

•
an extended revolving credit facility agreement (the "Extended Revolving Credit Facility") that provided for the extension of the availability period for lenders holding approximately $820,000 of revolving credit commitments under CSC Holdings' $1,000,000 Revolving Credit Facility to March 31, 2015.  Lenders under the Extended Revolving Credit Facility are entitled to an extension fee payment of between 2.00% and 2.50% per annum of the outstanding loans under the Extended Revolving Credit Facility, based upon the cash flow ratio applicable from time to time.  In addition, revolving credit lenders with revolving credit commitments in the aggregate amount of $412,000 executed joinders to the Credit Agreement agreeing to provide increased revolving credit commitments with an availability period expiring on March 31, 2015.

•
an extended term A facility agreement (the "extended term A facility") that provided for the extension of the maturity date for lenders holding approximately $480,000 of loans under CSC Holdings' existing $650,000 Term A facility, at the time of the launch of the transaction, to March 31, 2015.  Lenders under the extended term A facility are entitled to an extension fee payment of between 2.00% and 2.50% per annum of the outstanding loans under the extended term A facility, based upon the cash flow ratio applicable from time to time.

•
an extended incremental term facility agreement (the "term B-3 extended loan facility") that provided for the extension of the maturity date for lenders holding approximately $1,678,000 under CSC Holdings' existing $2,200,000 incremental term facility, at the time of the launch of the transaction, to March 29, 2016.  Lenders under the term B-3 extended loan facility are entitled to an extension fee payment of 1.25% per annum of the outstanding loans under the term B-3 extended loan facility.

On June 30, 2010, the availability period for $20,000 of revolving credit commitments under CSC Holdings' Revolving Credit Facility was extended to March 31, 2015 and the maturity date of $4,786 of loans under CSC Holdings' existing term A facility was extended to March 31, 2015.

The revolver has no required interim repayments.  The term A-1 loan facility requires quarterly repayments of approximately $17,254 in 2011.  The extended term A facility is subject to quarterly repayments of approximately $12,142 through March 2012, approximately $18,213 beginning in June 2012 through March 2013, approximately $24,284 beginning in June 2013 through March 2014 and approximately $54,640 beginning in June 2014 through its maturity date in March 2015.  The term B loan facility is subject to quarterly repayments of approximately $851 through March 2012 and approximately $80,000 beginning on June 30, 2012 through its maturity date in March 2013.  The term B-2 extended loan facility is subject to quarterly repayments of approximately $3,007 through December 2015 and a final payment of approximately $1,085,585 upon maturity in March 2016.  The term B-3 extended loan facility is subject to quarterly repayments of approximately $4,196 through December 2015 and a final payment of approximately $1,581,933 upon maturity in March 2016.  The borrowings under the Restricted Group credit facility may be repaid without penalty at any time.

Loans under the Restricted Group credit facility are direct obligations of CSC Holdings, guaranteed by most Restricted Group subsidiaries and secured by the pledge of the stock of most Restricted Group subsidiaries.

In April 2010, the Company utilized $200,000 of its increased revolver commitments to make a $200,000 pre-payment of the unextended term B loan facility.  In addition, in December 2010, the Company utilized $395,000 of its revolver commitments to make a $395,000 equity contribution in Bresnan Cable.

On May 27, 2009, CSC Holdings entered into an agreement that provided for an extension of the maturity date from March 29, 2013 to March 29, 2016 of approximately $1,166,778 of the $3,395,000 then outstanding principal amount of the term B loan under its credit facility.  Consenting lenders received a one-time amendment fee of five basis points (.05%) on their total loan commitments.  Lenders who elected to extend their loan commitments will be paid an annual extension fee of 1.5% of their loan commitments through maturity on March 29, 2016.  In connection with the extension of these loan commitments, the Company incurred deferred financing costs of $1,867.

The principal financial covenants for the Restricted Group credit facility are summarized below:

	Maximum Total Leverage to Cash Flow(a)	Maximum Senior Secured Leverage to Cash Flow(a)	Minimum Ratio of Cash Flow to Interest Expense(a)	Minimum Ratio of Cash Flow Less Cash Taxes to Total Debt(a)

Revolving loan facility	4.5	3.0	2.0 to 1	1.5 to 1
Extended revolving loan facility	4.5	3.0	2.0 to 1	1.5 to 1
Term A-1 loan facility	4.5	3.0	2.0 to 1	1.5 to 1
Term A-3 extended loan facility	4.5	3.0	2.0 to 1	1.5 to 1
Term B loan facility(b)	5.0	4.5	n/a	n/a
Term B-2 extended loan facility(b)	5.0	4.5	n/a	n/a
Term B-3 extended loan facility(b)	5.0	4.5	n/a	n/a
______________
(a)	As defined in each respective credit facility.
(b)	Incurrence based only.

These covenants and restrictions on the permitted use of borrowed funds in the revolving credit facility may limit CSC Holdings' ability to utilize all of the undrawn revolver funds.  Additional covenants include limitations on liens and the issuance of additional debt.

Under the revolving credit facility, the extended revolving loan facility, the term A-1 loan facility, the term A-3 extended loan facility, the term B loan facility, the term B-2 extended loan facility, and the term B-3 extended loan facility, there are generally no restrictions on investments that the Restricted Group may make, provided it is not in default; however, CSC Holdings must also remain in compliance with the maximum ratio of total indebtedness to cash flow and the maximum senior secured leverage ratio (each as defined in the term A-1 loan facility).  CSC Holdings' ability to make restricted payments is also limited by provisions in the term B loan facility, term B-2 extended loan facility, term B-3 extended loan facility, and the indentures covering CSC Holdings' notes and debentures.

The Restricted Group was in compliance with all of its financial covenants under its various credit agreements as of December 31, 2010.

CSC Holdings is obligated to pay fees of 0.25% to 0.50% per annum based on undrawn revolver commitment balances.

Newsday LLC Credit Facility

Newsday LLC's senior secured credit facility is comprised of two components: a $525,000 10.50% fixed rate term loan facility and a $125,000 floating rate term loan facility.  Borrowings by Newsday LLC under its senior secured credit facility are guaranteed by Newsday Holdings LLC, NMG Holdings, Inc. and CSC Holdings on a senior unsecured basis and secured by a lien on the assets of Newsday LLC, and the Cablevision senior notes held by Newsday Holdings LLC.  The senior secured credit facility matures on August 1, 2013 and, subject to certain exceptions, requires mandatory prepayments out of the proceeds of certain sales of property or assets, insurance proceeds and debt and equity issuances.  No mandatory prepayments are required prior to July 29, 2011, and the amount of prepayments thereafter are limited to $105,000 in the aggregate prior to July 29, 2012 and $140,000 in the aggregate prior to the maturity date.  Optional prepayments are also permitted, subject to specified prepayment premiums.

The principal financial covenant for the senior secured credit facility is a minimum liquidity test of $25,000, which is tested bi-annually on June 30 and December 31.  The senior secured credit facility also contains other affirmative and negative covenants, subject to certain exceptions, including limitations on indebtedness (other than permitted senior indebtedness (as defined) not exceeding $50,000 and permitted subordinated indebtedness (as defined) to be used for investments not to exceed $100,000), investments (other than investments out of excess cash flow and out of the proceeds of the Cablevision senior notes in excess of the outstanding borrowings and out of a $40,000 basket), and dividends and other restricted payments (other than in respect of management and guarantee fees and restricted payments out of excess cash flow and out of the proceeds of the Cablevision senior notes in excess of the outstanding borrowings).  Certain of the covenants applicable to CSC Holdings under the Newsday LLC senior secured credit facility are similar to the covenants applicable to CSC Holdings under its outstanding senior notes.

On October 28, 2009, Newsday LLC entered into an amendment to its credit facility that provides for:  (a) the replacement of a 1.1 to 1 consolidated interest coverage ratio covenant with the $25,000 minimum liquidity covenant described above, (b) an increase in the interest rate applicable for the $525,000 fixed rate term loan facility from 9.75% to 10.50%, (c) an increase in the interest rate margin applicable to the $125,000 floating rate term loan facility from 5.50% to 6.25% and (d) increases in the prepayment premiums applicable to repayments of term loans prior to maturity.  Newsday LLC paid each consenting lender a one-time fee equal to 0.25% of the lender's commitment.

Tribune Company has agreed to indemnify CSC Holdings with respect to any payments that CSC Holdings makes under its guarantee of the Newsday LLC senior secured credit facility.  Newsday LLC will generally be prohibited from using the proceeds received from any repayment of the Cablevision senior notes contributed to Newsday Holdings LLC by CSC Holdings to acquire non-publicly traded notes or debt instruments of Cablevision or CSC Holdings, and Newsday LLC will be required under its senior secured credit facility to maintain cash or cash equivalents or publicly traded notes or debt instruments of Cablevision or CSC Holdings with an aggregate principal amount that exceeds the then-outstanding borrowings by Newsday LLC under its senior secured credit facility.

Newsday LLC was in compliance with all of its financial covenants under its credit agreement as of December 31, 2010.

In connection with the Newsday LLC credit facility, the Company incurred deferred financing costs of $1,621 in 2009, which are being amortized to interest expense over the five year term of the credit facility.

Bresnan Cable Credit Facility

Bresnan Cable has a $840,000 senior secured credit facility which is comprised of two components: a $765,000 term loan facility and a $75,000 revolving credit facility (collectively, the "Bresnan Credit Agreement").  In connection with the financing of the Bresnan acquisition, the full $765,000 amount of the term loan facility was drawn, net of an original issue discount of approximately $7,700. The revolving credit facility, which includes a $25,000 sublimit for the issuance of standby letters of credit and a $5,000 sublimit for swingline loans, was not drawn in connection with the transaction. Such revolving credit facility is expected to be available to provide for ongoing working capital requirements and for other general corporate purposes of Bresnan Cable and its subsidiaries.

Borrowings under the Bresnan Credit Agreement bear interest at a floating rate, which at the option of Bresnan Cable may be either 2.0% over a floating base rate or 3.0% over an adjusted LIBOR rate, subject to a LIBOR floor of 1.50%. The Bresnan Credit Agreement requires Bresnan Cable to pay a commitment fee of 0.75% in respect of the average daily unused commitments under the revolving credit facility. Bresnan Cable is also required to pay customary letter of credit fees, as well as fronting fees, to banks that issue letters of credit pursuant to the Bresnan Credit Agreement.

All obligations under the Bresnan Credit Agreement are guaranteed by Holdings Sub (the direct parent of Bresnan Cable) and each of Bresnan Cable's existing and future direct and indirect domestic subsidiaries that are not designated as unrestricted subsidiaries in accordance with the Bresnan Credit Agreement (the "Guarantors"). All obligations under the Bresnan Credit Agreement, including the guarantees of those obligations, will be secured by certain assets of the Bresnan Cable and the Guarantors, including a pledge of the equity interests of Bresnan Cable.

Bresnan Cable may voluntarily prepay outstanding loans under the Bresnan Credit Agreement at any time after December 14, 2011, in whole or in part, without premium or penalty (except for customary breakage costs with respect to Eurodollar loans, if applicable). On or prior to December 14, 2011, if Bresnan Cable makes a prepayment of term loans in connection with certain refinancing transactions, Bresnan Cable must pay a prepayment premium of 1% of the amount of term loans prepaid.

With certain exceptions, Bresnan Cable is required to make mandatory prepayments in certain circumstances, including (i) a specified percentage of excess cash flow beginning in 2012 depending on its cash flow ratio, (ii) from the net cash proceeds of certain sales of assets (subject to reinvestment rights), (iii) from casualty insurance and/or condemnation proceeds, and (iv) upon the incurrence of certain indebtedness.

The Bresnan Credit Agreement contains customary affirmative and negative covenants and also requires Bresnan Cable to comply with the following financial covenants:  (i) a maximum ratio of total indebtedness to operating cash flow of 8.00:1 decreasing to 5.00:1 on and after March 31, 2014; (ii) a minimum ratio of operating cash flow to interest expense of 2.00:1 increasing to 2.75:1 on and after March 31, 2014, and (iii) minimum liquidity of $25,000. In connection with the Bresnan Credit Agreement, the Company incurred deferred financing costs of $20,542, which are being amortized to interest expense over the term of the credit agreement.

Senior Notes and Debentures

The following table summarizes the Company's senior notes and debentures:

					Carrying Amount at
	Date	Maturity		Face	December 31,
Issuer	Issued	Date	Rate	Amount	2010	2009

CSC Holdings(a)	March 2001	April 2011	7.625%	1,000,000	$325,773	$325,665
CSC Holdings(b)	April 2004	April 2012	6.75%	500,000	244,617	244,617
CSC Holdings(b)	January 2009	April 2014	8.50%	844,000	779,631	764,091
CSC Holdings(b)(c)	June 2008	June 2015	8.50%	500,000	500,000	500,000
CSC Holdings(a)	February 1998	February 2018	7.875%	300,000	298,779	298,607
CSC Holdings(a)	July 1998	July 2018	7.625%	500,000	499,812	499,788
CSC Holdings(b)	February 2009	February 2019	8.625%	526,000	503,893	502,141
Bresnan Cable(d)	December 2010	December 2018	8.00%	250,000	250,000	-
					3,402,505	3,134,909

Cablevision(b)	April 2004	April 2012	8.00%	1,000,000	26,825	1,000,000
Cablevision(b)	September 2009	September 2017	8.625%	900,000	888,863	887,691
Cablevision(b)	April 2010	April 2018	7.75%	750,000	750,000	-
Cablevision(b)	April 2010	April 2020	8.00%	500,000	500,000	-
					$5,568,193	$5,022,600
______________
(a)	These notes are not redeemable by the Company prior to maturity.
(b)	The Company may redeem some or all of the Notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.
(c)
The senior notes are redeemable, in whole or in part, at a redemption price equal to 104.250% of face value at any time on or after June 15, 2012, 102.125% on or after June 15, 2013, and 100% on or after June 15, 2014.  The proceeds of these notes were used to repay the CSC Holdings $500,000 aggregate principal amount of 7-1/4% senior notes which matured in July 2008.

(d)
At any time prior to December 15, 2013, the Company may redeem some or all of the Notes at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.  Beginning on or after December 15, 2013, the Company may redeem some or all of the Notes at a redemption price equal to 106% declining annually to 100% beginning on December 15, 2016.

The table above excludes the $487,500 principal amount of Cablevision 7.75% senior notes due 2018 and $266,217 principal amount of Cablevision 8.00% senior notes due 2020 held by Newsday at December 31, 2010 and the $682,000 principal amount of Cablevision 8% senior notes held by Newsday at December 31, 2009, which are eliminated in the consolidated balance sheets of Cablevision.

The indentures under which the senior notes and debentures were issued contain various covenants, which are generally less restrictive than those contained in the credit agreement of the issuer.

Issuance of Debt Securities

Cablevision Notes

On September 23, 2009, Cablevision issued $900,000 aggregate principal amount of 8-5/8% senior notes due September 15, 2017.  These notes are senior unsecured obligations and are not guaranteed by any of Cablevision's subsidiaries.  Gross proceeds from the issuance were approximately $887,364 after giving effect to the original issue discount of approximately $12,636.  The net proceeds were used in connection with the September 2009 tender offers discussed below.  In connection with the issuance of these debt securities, the Company incurred deferred financing costs of $19,021, which are being amortized to interest expense over the term of the senior notes.

On April 15, 2010, Cablevision issued $750,000 aggregate principal amount of 7-3/4% senior notes due April 15, 2018 and $500,000 aggregate principal amount of 8% senior notes due April 15, 2020 in a registered public offering. These senior notes are Cablevision's senior unsecured obligations and rank equally in right of payment with all of Cablevision's other existing and future unsecured and unsubordinated indebtedness.  The Company used the net proceeds of the offering to repurchase the April 2012 Notes (as defined below) in the tender offer Cablevision commenced on April 12, 2010 discussed below and for general corporate purposes.  In connection with the issuance of these senior notes, the Company incurred deferred financing costs of $26,481, which are being amortized to interest expense over the term of these senior notes.

CSC Holdings Notes

On January 13, 2009, CSC Holdings issued $844,000 aggregate principal amount of 8-1/2% senior notes due April 15, 2014.  These notes are senior unsecured obligations and are not guaranteed by any of CSC Holdings' subsidiaries.  Gross proceeds from the issuance were approximately $750,189, after giving effect to the original issue discount of approximately $93,811.  The proceeds were used in connection with the February 2009 tender offers discussed below and to fund a distribution to Cablevision that was used by Cablevision to repay a portion of the Cablevision floating rate senior notes due April 1, 2009 ("April 2009 Notes").  In connection with the issuance of these senior notes, the Company incurred deferred financing costs of $16,434, which are being amortized to interest expense over the term of the senior notes.

On February 12, 2009, CSC Holdings issued $526,000 aggregate principal amount of 8-5/8% senior notes due February 15, 2019.  These notes are senior unsecured obligations and are not guaranteed by any of CSC Holdings' subsidiaries.  Gross proceeds from the issuance were approximately $500,731 after giving effect to the original issue discount of approximately $25,269.  The proceeds were used in connection with the February 2009 tender offers discussed below and to repay a portion of the outstanding $500,000 aggregate principal amount of Cablevision's April 2009 Notes.  In connection with the issuance of these senior notes, the Company incurred deferred financing costs of $10,832, which are being amortized to interest expense over the term of the senior notes.

Bresnan Cable Notes

On December 14, 2010, in connection with the financing of the Bresnan acquisition, BBHI Acquisition LLC, a wholly-owned subsidiary of the Company, issued $250,000 aggregate principal amount of 8% senior notes due December 15, 2018 (the "Bresnan Notes"). The Bresnan Notes are guaranteed by all of Bresnan Cable's (the successor entity to BBHI Acquisition LLC) existing subsidiaries and will be guaranteed by certain of Bresnan Cable's future subsidiaries.  In connection with the issuance of these senior notes, the Company incurred deferred financing costs of $5,553, which are being amortized to interest expense over the term of these senior notes.

Tender Offers for Debt (tender prices per note in dollars)

Cablevision

On February 13, 2009, Cablevision announced that it commenced a cash tender offer (the "Cablevision February Tender") for its outstanding April 2009 Notes for total consideration of $1,002.50 per $1,000.00 principal amount of notes tendered for purchase, consisting of tender offer consideration of $997.50 per $1,000.00 principal amount of notes plus an early tender premium of $5.00 per $1,000.00 principal amount of notes.  Concurrently, CSC Holdings announced that it commenced a cash tender offer (the "CSC Holdings February Tender") for (1) its outstanding $500,000 aggregate principal amount of 8-1/8% senior notes due July 15, 2009 ("July 2009 Notes") for total consideration of $1,022.84 per $1,000.00 principal amount of notes tendered for purchase, consisting of tender offer consideration of $1,000.00 per $1,000.00 principal amount of notes plus an early tender premium of $22.84 per $1,000.00 principal amount of notes, and (2) its outstanding $400,000 aggregate principal amount of 8-1/8% senior debentures due August 15, 2009 ("August 2009 Debentures") for total consideration of $1,027.63 per $1,000.00 principal amount of debentures tendered for purchase, consisting of tender offer consideration of $1,000.00 per $1,000.00 principal amount of debentures plus an early tender premium of $27.63 per $1,000.00 principal amount of debentures.

Pursuant to the Cablevision February Tender and CSC Holdings February Tender, the Company repurchased $196,269 aggregate principal amount of the April 2009 Notes, $449,430 aggregate principal amount of the July 2009 Notes and $306,791 aggregate principal amount of the August 2009 Debentures.  The tender premiums aggregating approximately $490 for the Cablevision April 2009 Notes and $18,726 for CSC Holdings July 2009 Notes and August 2009 Debentures, have been recorded in loss on extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2009.  As of December 31, 2009, Cablevision repaid the remaining outstanding balance of its April 2009 Notes aggregating $303,731 upon their maturity on April 1, 2009 with cash on hand and CSC Holdings repaid the remaining outstanding balance of its July 2009 Notes aggregating $50,570 and its August 2009 Debentures aggregating $93,209 upon their maturity on July 15, 2009 and August 15, 2009, respectively, with cash on hand.

On April 12, 2010, Cablevision announced that it commenced a cash tender offer for its outstanding $1,000,000 aggregate principal amount of 8% senior notes due April 2012 ("April 2012 Notes") for total consideration of $1,105.00 per $1,000.00 principal amount of notes tendered for purchase, consisting of tender offer consideration of $1,045.00 per $1,000.00 principal amount of notes plus an early tender premium of $60.00 per $1,000.00 principal amount of notes.  In connection with the tender offer, the Company repurchased $973,175 aggregate principal amount of the April 2012 Notes in the second quarter of 2010.  Tender premiums aggregating approximately $102,000, along with other transaction costs of approximately $3,000, have been recorded in loss on extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2010.  In addition, unamortized deferred financing costs related to the April 2012 Notes aggregating approximately $5,000 were written-off in 2010.

In connection with the tender offer described above, and in accordance with the Company's agreements with Tribune Company, Cablevision redeemed all of its April 2012 Notes held by Newsday Holdings LLC with a face value of $682,000 for $758,968.  Newsday Holdings LLC received $487,500 aggregate principal amount of Cablevision 7-3/4% senior notes due 2018 and $266,217 aggregate principal amount of Cablevision 8% senior notes due 2020, plus accrued interest from April 15, 2010, all in accordance with the terms of the Newsday $650,000 senior secured credit facility.  As a result of the redemption of the April 2012 Notes, CSC Holdings recorded an increase to other member's equity of $92,192 on a pre-tax basis.

CSC Holdings

On September 9, 2009, CSC Holdings announced that it commenced a cash tender offer (the "CSC Holdings September Tender") for its outstanding $1,000,000 aggregate principal amount of 7-5/8% senior notes due April 1, 2011 ("April 2011 Notes") for total consideration of $1,050.00 per $1,000.00 principal amount of notes tendered for purchase, consisting of tender offer consideration of $1,020.00 per $1,000.00 principal amount of notes plus an early tender premium of $30.00 per $1,000.00 principal amount of notes and its outstanding $500,000 aggregate principal amount of 6-3/4% senior notes due April 15, 2012 ("April 2012 Notes") for total consideration of $1,046.25 per $1,000.00 principal amount of notes tendered for purchase, consisting of tender offer consideration of $1,016.25 per $1,000.00 principal amount of notes plus an early tender premium of $30.00 per $1,000.00 principal amount of notes.

Pursuant to the CSC Holdings September Tender, in October 2009, CSC Holdings repurchased $674,204 aggregate principal amount of the April 2011 Notes and $255,383 aggregate principal amount of the April 2012 Notes.  The tender premiums aggregating approximately $33,604 for the April 2011 Notes and $11,809 for the April 2012 Notes have been recorded in loss on extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2009.

Summary of Five Year Debt Maturities

Total amounts payable by the Company under its various debt obligations outstanding as of December 31, 2010, including collateralized indebtedness (see Note 11) and capital leases (including interest), during the five years subsequent to December 31, 2010, are as follows:

Years Ending December 31,	Cablevision(a)	CSC Holdings

2011	$647,696	$647,696
2012	844,512	817,687
2013	903,328	903,328
2014	1,071,358	1,071,358
2015	1,233,813	1,233,813
______________
(a)	Excludes the senior notes payable by Cablevision to Newsday Holdings LLC.